FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Entity Listings [Line Items]
Schedule of Fair Value of Financial Instruments

	Level in	December 31, 2020		December 31, 2019
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$18,196	$18,196	$2,877	$2,877
Restricted cash	1	422	422	136	136
Cash and investment in severance benefit accounts	1	3,567	3,567	3,296	3,296

Liabilities:
Line of credit	2	—	—	32,822	32,822
Subordinated term loan	2	34,756	24,327	31,762	31,917
Subordinated convertible debt	2	—	—	33,057	32,901
Subordinated debt	2	10,065	6,624	—	—
Senior term loan (a)	2	36,834	37,948	—	—
Long-term debt	2	2,087	2,087	—	—
Warrants (b)	3	7,632	7,632	787	787

Airspan [Member]
Entity Listings [Line Items]
Schedule of Fair Value of Financial Instruments

	Level in	June 30, 2021		December 31, 2020
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	12,208	12,208	18,196	18,196
Restricted cash	1	187	187	422	422
Cash and investment in severance benefit accounts	1	3,516	3,516	3,567	3,567

Liabilities:
Subordinated term loan	2	36,325		34,756	24,327
Subordinated debt	2	10,316		10,065	6,624
Senior term loan	2	38,895		36,834	37,948
Long-term debt	2	-	-	2,087	2,087
Warrants(a)	3	12,291	12,291	7,632	7,632